SHARE BASED PAYMENTS (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SHARE-BASED PAYMENTS
Share-based payments	R (231.9)	R (496.2)	R (274.4)
Sibanye 2017 Share Plan [Member]
SHARE-BASED PAYMENTS
Share-based payments	(9.0)
Sibanye 2017 Share Plan - Performance Shares [Member]
SHARE-BASED PAYMENTS
Share-based payments	(9.0)
SGL 2013 Share Plan
SHARE-BASED PAYMENTS
Share-based payments	(208.4)	(172.1)	(119.1)
SGL 2013 Share Plan - Performance shares
SHARE-BASED PAYMENTS
Share-based payments	(186.3)	(145.5)	(96.2)
SGL 2013 Share Plan - Bonus shares
SHARE-BASED PAYMENTS
Share-based payments	(22.1)	(26.6)	(22.9)
SGL Phantom Scheme
SHARE-BASED PAYMENTS
Share-based payments	(11.2)	(83.8)	(155.3)
Phantom Scheme - Performance shares
SHARE-BASED PAYMENTS
Share-based payments	(11.2)	(83.8)	(136.4)
Phantom Scheme - Bonus shares
SHARE-BASED PAYMENTS
Share-based payments			(17.7)
Phantom share dividends
SHARE-BASED PAYMENTS
Share-based payments			R (1.2)
Stillwater Cash Settled Scheme
SHARE-BASED PAYMENTS
Share-based payments	R (3.3)
Share-based payment on BEE transaction
SHARE-BASED PAYMENTS
Share-based payments		R (240.3)